UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21676
Investment Company Act File Number
Eaton Vance Tax-Managed Buy-Write Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Income Fund	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.4%

Security	Shares	Value
Aerospace & Defense — 3.1%
Boeing Co. (The)	26,422	$1,758,120
Honeywell International, Inc.	66,929	2,940,860
Northrop Grumman Corp.	22,634	1,372,300
Rockwell Collins, Inc.	34,789	2,026,459
United Technologies Corp.	43,492	3,097,935

		$11,195,674

Air Freight & Logistics — 1.4%
CH Robinson Worldwide, Inc.	16,275	$1,137,948
Expeditors International of Washington, Inc.	21,522	994,962
United Parcel Service, Inc., Class B	45,237	3,016,856

		$5,149,766

Auto Components — 0.5%
Dana Holding Corp.(1)	31,658	$390,027
Goodyear Tire & Rubber Co. (The)(1)	13,476	144,867
Johnson Controls, Inc.	37,662	1,148,691

		$1,683,585

Automobiles — 0.5%
Ford Motor Co.(1)	131,695	$1,611,947

		$1,611,947

Beverages — 2.9%
Brown-Forman Corp., Class B	11,197	$690,183
Coca-Cola Co. (The)	86,673	5,072,104
PepsiCo, Inc.	71,806	4,770,791

		$10,533,078

Biotechnology — 1.7%
Amgen, Inc.(1)	50,489	$2,782,449
Celgene Corp.(1)	39,773	2,291,322
Cephalon, Inc.(1)	2,316	144,611
Gilead Sciences, Inc.(1)	21,919	780,536

		$5,998,918

Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)	13,449	$351,422
Federated Investors, Inc., Class B	7,867	179,053
Goldman Sachs Group, Inc. (The)	20,507	2,964,902
Invesco, Ltd.	38,480	816,931
Legg Mason, Inc.	21,991	666,547
State Street Corp.	32,176	1,211,748
T. Rowe Price Group, Inc.	25,696	1,286,470

		$7,477,073

Chemicals — 1.4%
Dow Chemical Co. (The)	40,267	$1,105,732
E.I. Du Pont de Nemours & Co.	73,387	3,274,528
Eastman Chemical Co.	1,804	133,496
Monsanto Co.	9,621	461,134

		$4,974,890

Commercial Banks — 2.9%
Fifth Third Bancorp	91,535	$1,101,166
First Horizon National Corp.(1)	49,912	569,501
KeyCorp	25,580	203,617
M&T Bank Corp.	20,480	1,675,469

Security	Shares	Value
Marshall & Ilsley Corp.	39,440	$277,657
PNC Financial Services Group, Inc.	14,634	759,651
Wells Fargo & Co.	236,859	5,952,267

		$10,539,328

Commercial Services & Supplies — 1.2%
Avery Dennison Corp.	30,924	$1,147,899
Pitney Bowes, Inc.	15,666	334,939
RR Donnelley & Sons Co.	28,274	479,527
Waste Management, Inc.	68,932	2,463,630

		$4,425,995

Communications Equipment — 3.1%
Aviat Networks, Inc.(1)	6,710	$27,444
Ciena Corp.(1)	22,165	345,109
Cisco Systems, Inc.(1)	256,919	5,626,526
Harris Corp.	23,222	1,028,502
QUALCOMM, Inc.	88,202	3,979,674
Riverbed Technology, Inc.(1)	5,239	238,794

		$11,246,049

Computers & Peripherals — 5.7%
Apple, Inc.(1)	30,468	$8,645,295
Hewlett-Packard Co.	112,124	4,717,056
International Business Machines Corp.	44,156	5,923,086
QLogic Corp.(1)	40,511	714,614
SanDisk Corp.(1)	12,335	452,078

		$20,452,129

Consumer Finance — 0.8%
American Express Co.	49,193	$2,067,582
Discover Financial Services	50,805	847,427

		$2,915,009

Containers & Packaging — 0.1%
Ball Corp.	2,882	$169,606
Bemis Co., Inc.	7,568	240,284

		$409,890

Distributors — 0.4%
Genuine Parts Co.	34,078	$1,519,538

		$1,519,538

Diversified Consumer Services — 0.3%
H&R Block, Inc.	85,901	$1,112,418

		$1,112,418

Diversified Financial Services — 4.1%
Bank of America Corp.	294,131	$3,856,057
Citigroup, Inc.(1)	633,400	2,470,260
CME Group, Inc.	3,193	831,617
JPMorgan Chase & Co.	170,941	6,507,724
Moody’s Corp.	29,272	731,215
NYSE Euronext	8,497	242,759

		$14,639,632

Diversified Telecommunication Services — 3.5%
AT&T, Inc.	249,008	$7,121,629
Frontier Communications Corp.	104,862	856,723
Verizon Communications, Inc.	139,894	4,559,145

		$12,537,497

Security	Shares	Value
Electric Utilities — 1.1%
Duke Energy Corp.	88,867	$1,573,835
Edison International	22,819	784,746
FirstEnergy Corp.	34,793	1,340,922
Pinnacle West Capital Corp.	7,168	295,823

		$3,995,326

Electrical Equipment — 1.0%
Emerson Electric Co.	61,948	$3,262,182
First Solar, Inc.(1)	1,663	245,043

		$3,507,225

Electronic Equipment, Instruments & Components — 0.1%
Molex, Inc.	13,181	$275,878

		$275,878

Energy Equipment & Services — 2.0%
Diamond Offshore Drilling, Inc.	16,237	$1,100,382
Halliburton Co.	68,734	2,273,033
Rowan Cos., Inc.(1)	4,098	124,415
Schlumberger, Ltd.	56,392	3,474,311

		$6,972,141

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	99,448	$3,129,629
Wal-Mart Stores, Inc.	106,604	5,705,446

		$8,835,075

Food Products — 2.0%
ConAgra Foods, Inc.	36,224	$794,755
General Mills, Inc.	37,423	1,367,436
Green Mountain Coffee Roasters, Inc.(1)	15,366	479,265
Kellogg Co.	31,044	1,568,032
Kraft Foods, Inc., Class A	54,344	1,677,056
Tyson Foods, Inc., Class A	70,336	1,126,783

		$7,013,327

Gas Utilities — 0.2%
Nicor, Inc.	12,790	$586,038

		$586,038

Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	52,220	$2,491,416
Boston Scientific Corp.(1)	30,325	185,892
Covidien PLC	11,380	457,362
Medtronic, Inc.	52,729	1,770,640
Zimmer Holdings, Inc.(1)	5,294	277,035

		$5,182,345

Health Care Providers & Services — 1.7%
Medco Health Solutions, Inc.(1)	40,595	$2,113,375
Quest Diagnostics, Inc.	22,491	1,135,121
UnitedHealth Group, Inc.	76,435	2,683,633

		$5,932,129

Hotels, Restaurants & Leisure — 1.8%
Marriott International, Inc., Class A	30,945	$1,108,759
McDonald’s Corp.	52,268	3,894,489
Wyndham Worldwide Corp.	26,139	718,038
Yum! Brands, Inc.	16,501	760,036

		$6,481,322

Security	Shares	Value
Household Durables — 1.1%
D.R. Horton, Inc.	22,646	$251,824
Leggett & Platt, Inc.	11,383	259,077
Lennar Corp., Class A	21,018	323,257
Newell Rubbermaid, Inc.	76,798	1,367,772
Pulte Group, Inc.(1)	20,311	177,924
Stanley Black & Decker, Inc.	10,773	660,170
Whirlpool Corp.	11,922	965,205

		$4,005,229

Household Products — 2.1%
Clorox Co. (The)	14,476	$966,418
Procter & Gamble Co.	110,996	6,656,430

		$7,622,848

Industrial Conglomerates — 1.7%
3M Co.	17,125	$1,484,909
General Electric Co.	272,736	4,431,960
Textron, Inc.	11,648	239,483

		$6,156,352

Insurance — 4.4%
ACE, Ltd.	21,315	$1,241,599
Allianz SE ADR	12,863	145,352
AON Corp.	26,692	1,043,924
Berkshire Hathaway, Inc., Class B(1)	37,680	3,115,382
Cincinnati Financial Corp.	34,819	1,004,528
First American Financial Corp.	13,676	204,319
Genworth Financial, Inc., Class A(1)	4,317	52,754
Lincoln National Corp.	34,963	836,315
Marsh & McLennan Cos., Inc.	50,188	1,210,535
MetLife, Inc.	45,032	1,731,480
Principal Financial Group, Inc.	52,789	1,368,291
Prudential Financial, Inc.	22,391	1,213,144
Travelers Companies, Inc. (The)	50,226	2,616,775

		$15,784,398

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.(1)	5,804	$911,576
Priceline.com, Inc.(1)	3,073	1,070,449

		$1,982,025

Internet Software & Services — 2.2%
Akamai Technologies, Inc.(1)	14,453	$725,251
AOL, Inc.(1)	2,315	57,296
Google, Inc., Class A(1)	10,119	5,320,469
Monster Worldwide, Inc.(1)	16,352	211,922
VeriSign, Inc.(1)	43,013	1,365,233

		$7,680,171

IT Services — 0.8%
CoreLogic, Inc.	13,676	$262,032
Fidelity National Information Services, Inc.	33,633	912,463
MasterCard, Inc., Class A	7,359	1,648,416

		$2,822,911

Leisure Equipment & Products — 0.4%
Mattel, Inc.	54,845	$1,286,664

		$1,286,664

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.(1)	3,866	$185,104

		$185,104

Security	Shares	Value
Machinery — 0.8%
Caterpillar, Inc.	31,778	$2,500,293
Eaton Corp.	1,431	118,043
Snap-On, Inc.	6,380	296,734

		$2,915,070

Media — 3.2%
CBS Corp., Class B	64,211	$1,018,386
Comcast Corp., Class A	136,660	2,470,813
McGraw-Hill Cos., Inc. (The)	43,453	1,436,556
Omnicom Group, Inc.	39,439	1,557,052
Scripps Networks Interactive, Class A	6,991	332,632
Time Warner, Inc.	25,474	780,778
Walt Disney Co. (The)	110,516	3,659,185

		$11,255,402

Metals & Mining — 1.4%
AK Steel Holding Corp.	13,180	$182,016
Allegheny Technologies, Inc.	16,248	754,720
Freeport-McMoRan Copper & Gold, Inc.	36,332	3,102,389
Nucor Corp.	22,092	843,914

		$4,883,039

Multi-Utilities — 2.6%
Centerpoint Energy, Inc.	17,504	$275,163
CMS Energy Corp.	105,550	1,902,011
Dominion Resources, Inc.	23,739	1,036,445
DTE Energy Co.	10,342	475,008
Integrys Energy Group, Inc.	10,554	549,441
NiSource, Inc.	55,701	969,198
Public Service Enterprise Group, Inc.	70,817	2,342,626
TECO Energy, Inc.	92,229	1,597,406
Xcel Energy, Inc.	12,009	275,847

		$9,423,145

Multiline Retail — 1.3%
Big Lots, Inc.(1)	18,653	$620,212
Kohl’s Corp.(1)	26,447	1,393,228
Macy’s, Inc.	83,393	1,925,544
Nordstrom, Inc.	23,442	872,043

		$4,811,027

Oil, Gas & Consumable Fuels — 9.5%
Chevron Corp.	92,851	$7,525,574
ConocoPhillips	72,076	4,139,325
El Paso Corp.	53,383	660,882
EOG Resources, Inc.	24,200	2,249,874
Exxon Mobil Corp.	191,907	11,857,933
Massey Energy Co.	980	30,400
Occidental Petroleum Corp.	41,549	3,253,287
Peabody Energy Corp.	18,994	930,896
Petrohawk Energy Corp.(1)	16,345	263,808
Range Resources Corp.	22,418	854,798
Tesoro Corp.	35,498	474,253
Williams Cos., Inc.	93,802	1,792,556

		$34,033,586

Paper & Forest Products — 0.1%
MeadWestvaco Corp.	21,446	$522,853

		$522,853

Security	Shares	Value
Personal Products — 0.5%
Alberto-Culver Co.	6,250	$235,313
Estee Lauder Cos., Inc., Class A	22,027	1,392,767

		$1,628,080

Pharmaceuticals — 6.8%
Abbott Laboratories	83,514	$4,362,771
Bristol-Myers Squibb Co.	83,905	2,274,665
Johnson & Johnson	115,620	7,163,815
Merck & Co., Inc.	141,663	5,214,615
Pfizer, Inc.	315,478	5,416,757

		$24,432,623

Professional Services — 0.2%
Dun & Bradstreet Corp.	1,472	$109,134
Robert Half International, Inc.	28,288	735,488

		$844,622

Real Estate Investment Trusts (REITs) — 1.3%
Apartment Investment & Management Co., Class A	12,428	$265,711
AvalonBay Communities, Inc.	11,002	1,143,438
Equity Residential	14,774	702,799
Host Hotels & Resorts, Inc.	32,755	474,292
Kimco Realty Corp.	78,276	1,232,847
Plum Creek Timber Co., Inc.	12,612	445,204
ProLogis	41,966	494,359

		$4,758,650

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	25,169	$460,089

		$460,089

Road & Rail — 0.6%
J.B. Hunt Transport Services, Inc.	3,521	$122,179
Norfolk Southern Corp.	31,164	1,854,569

		$1,976,748

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.(1)	12,153	$86,408
Analog Devices, Inc.	12,606	395,576
Applied Materials, Inc.	119,522	1,396,017
Atheros Communications, Inc.(1)	23,469	618,408
Intel Corp.	243,559	4,683,640
MEMC Electronic Materials, Inc.(1)	8,064	96,123
Microchip Technology, Inc.	15,385	483,858
Micron Technology, Inc.(1)	56,773	409,333
NVIDIA Corp.(1)	46,376	541,672
Teradyne, Inc.(1)	32,470	361,716

		$9,072,751

Software — 4.2%
Citrix Systems, Inc.(1)	7,719	$526,745
Concur Technologies, Inc.(1)	34,516	1,706,471
Microsoft Corp.	287,979	7,052,606
Oracle Corp.	176,492	4,738,810
Quest Software, Inc.(1)	11,338	278,801
Symantec Corp.(1)	56,043	850,172

		$15,153,605

Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A	12,165	$478,328
American Eagle Outfitters, Inc.	15,045	225,073
GameStop Corp., Class A(1)	2,593	51,108
Home Depot, Inc.	33,442	1,059,443

Security	Shares	Value
Limited Brands, Inc.	55,729	$1,492,423
RadioShack Corp.	19,049	406,315
Sherwin-Williams Co. (The)	13,337	1,002,142
Staples, Inc.	88,922	1,860,248
Tiffany & Co.	23,218	1,091,014

		$7,666,094

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc.(1)	6,900	$178,434
NIKE, Inc., Class B	1,911	153,148

		$331,582

Tobacco — 1.9%
Altria Group, Inc.	50,128	$1,204,075
Philip Morris International, Inc.	98,100	5,495,562

		$6,699,637

Trading Companies & Distributors — 0.1%
Fastenal Co.	6,000	$319,140

		$319,140

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B	4,553	$170,419
Vodafone Group PLC ADR	9,067	224,952

		$395,371

Total Common Stocks — 102.4% (identified cost $310,011,098)		$366,312,038

Call Options Written — (2.6)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	2,465	$1,120	10/16/10	$(7,752,425)
S&P 500 Index	665	1,130	10/16/10	(1,625,925)

Total Call Options Written (premiums received $7,584,787)				$(9,378,350)

Other Assets, Less Liabilities — 0.2%				$745,750

Net Assets — 100.0%				$357,679,438

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$310,009,887

Gross unrealized appreciation	$65,392,661
Gross unrealized depreciation	(9,090,510)

Net unrealized appreciation	$56,302,151

Written call options activity for the fiscal year to date ended September 30, 2010 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	3,368	$4,528,478
Options written	29,065	52,173,751
Options terminated in closing purchase transactions	(26,883)	(43,141,915)
Options expired	(2,420)	(5,975,527)

Outstanding, end of period	3,130	$7,584,787

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $9,378,350.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$366,312,038	$—	$—	$366,312,038

Total Investments	$366,312,038	$—	$—	$366,312,038

Liability Description
Call Options Written	$(9,378,350)	$—	$—	$(9,378,350)

Total	$(9,378,350)	$—	$—	$(9,378,350)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 24, 2010